Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest on bank loan	$ 20,376	$ 15,637
Interest on long-term notes	86,431	88,681
Interest on lease obligations	610
Non-cash financing	4,735	3,854
Accretion on asset retirement obligations	13,713	10,914
Financing and interest	$ 125,865	$ 119,086